Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Schedule oF results of discontinued operations
Results of Discontinued Operations

	For the years ended December 31
	2022	2021	2020
Sales of products	$—	$—	$785
Sales of services	—	—	45

Total revenues	—	—	830

Cost of products	—	—	230
Cost of services	—	—	28
Selling, general, and administrative	—	—	142
Research and development	—	—	44

Operating income of discontinued operations	—	—	386
Non-operating income (loss) (a)	—	—	(7)
Gain on disposal	6	16	12,782

Income of discontinued operations, before income taxes	6	16	13,161
Benefit (provision) for income taxes	12	2	(1,317)

Income from discontinued operations, net of taxes	$18	$18	$11,844

Less net (loss) attributable to noncontrolling interests	—	—	(5)

Income of discontinued operations, net of taxes and amounts attributable to noncontrolling interests	$18	$18	$11,839

(a)
Non-operating
income (loss) includes Interest and other financial charges – net,
Non-operating
benefit (income) costs, and Other (income) expense – net related to the discontinued operations of the BioPharma business.